FI - Own credit gains/(losses) on fair value option elected instruments (Details 18) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Financial instruments
Gains/(losses) recorded into AOCI	SFr 1,645	SFr (2,035)
Gains/(losses) recorded into AOCI, Cumulatively	(998)
Gains/(losses) recorded into AOCI transferred to net income	49	32
Due to banks and customer deposits
Financial instruments
Gains/(losses) recorded into AOCI	36	(15)
Gains/(losses) recorded into AOCI, Cumulatively	(21)
Gains/(losses) recorded into AOCI transferred to net income	(6)	0
Short-term borrowings
Financial instruments
Gains/(losses) recorded into AOCI	6	(63)
Gains/(losses) recorded into AOCI, Cumulatively	(53)
Gains/(losses) recorded into AOCI transferred to net income	2	0
Long-term debt
Financial instruments
Gains/(losses) recorded into AOCI	1,603	(1,957)
Gains/(losses) recorded into AOCI, Cumulatively	(924)
Gains/(losses) recorded into AOCI transferred to net income	53	32
Long-term debt - of which structured notes over two years
Financial instruments
Gains/(losses) recorded into AOCI	774	(1,246)
Gains/(losses) recorded into AOCI, Cumulatively	(1,060)
Gains/(losses) recorded into AOCI transferred to net income	53	27
Long-term debt - of which treasury debt over two years
Financial instruments
Gains/(losses) recorded into AOCI	759	(702)
Gains/(losses) recorded into AOCI, Cumulatively	84
Gains/(losses) recorded into AOCI transferred to net income	0	0
Bank
Financial instruments
Gains/(losses) recorded into AOCI	1,562	(1,846)
Gains/(losses) recorded into AOCI, Cumulatively	(950)
Gains/(losses) recorded into AOCI transferred to net income	49	32
Bank | Due to banks and customer deposits
Financial instruments
Gains/(losses) recorded into AOCI	36	(15)
Gains/(losses) recorded into AOCI, Cumulatively	(21)
Gains/(losses) recorded into AOCI transferred to net income	(6)	0
Bank | Short-term borrowings
Financial instruments
Gains/(losses) recorded into AOCI	6	(63)
Gains/(losses) recorded into AOCI, Cumulatively	(53)
Gains/(losses) recorded into AOCI transferred to net income	2	0
Bank | Long-term debt
Financial instruments
Gains/(losses) recorded into AOCI	1,520	(1,768)
Gains/(losses) recorded into AOCI, Cumulatively	(876)
Gains/(losses) recorded into AOCI transferred to net income	53	32
Bank | Long-term debt - of which structured notes over two years
Financial instruments
Gains/(losses) recorded into AOCI	774	(1,246)
Gains/(losses) recorded into AOCI, Cumulatively	(1,060)
Gains/(losses) recorded into AOCI transferred to net income	53	27
Bank | Long-term debt - of which treasury debt over two years
Financial instruments
Gains/(losses) recorded into AOCI	676	(513)
Gains/(losses) recorded into AOCI, Cumulatively	132
Gains/(losses) recorded into AOCI transferred to net income	SFr 0	SFr 0